Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Company’s net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets (liability)
Net operating loss carryforward	$7,840	$37,500
Startup/Organization Expenses	807,889	550,983
Total deferred tax assets (liability)	815,729	588,483
Valuation Allowance	(815,729)	(588,483)
Deferred tax assets (liability)	$—	$—

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$—	$—
Deferred	(227,246)	(588,483)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	227,246	588,483

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrants	(71.27)%	(46.59)%
Transaction costs allocated to warrants	38.48%	—
Non-deductible expenses	0.23%	—
Warrant issuance costs	0.00%	5.06%
Valuation allowance	11.56%	20.53%
Income tax provision	0.00%	0.00%